Pension, Health Care and Postretirement Benefits Other Than Pensions - Obligations and Assumptions for Postretirement Benefits Other than Pensions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (274,675)	$ (250,397)	$ (248,523)
Other accruals	(972,651)	(578,547)	(522,280)
Postretirement Benefits Other than Pensions
Benefit obligation:
Balances at beginning of year	265,137	263,383	295,149
Service costs	2,105	2,244	2,485
Interest costs	10,749	11,009	11,182
Acquisition	17,010
Actuarial loss (gain)	11,637	7,548	(19,370)
Plan amendments			(9,269)
Benefits paid	(15,815)	(19,047)	(16,794)
Balances at end of year	290,823	265,137	263,383
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(274,675)	(250,397)	(248,523)
Other accruals	(16,148)	(14,740)	(14,860)
Total liabilities recognized	(290,823)	(265,137)	(263,383)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(44,147)	(23,211)	(15,664)
Prior service credits	12,625	19,205	25,784
Total amounts recognized	$ (31,522)	$ (4,006)	$ 10,120
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.10%	4.30%
Health care cost trend rate - pre-65	7.00%	6.00%	6.00%
Health care cost trend rate - post-65	5.00%	5.50%	5.00%
Prescription drug cost increases	11.00%	10.50%	11.50%
Employer Group Waiver Plan (EGWP) trend rate	11.00%	10.60%	11.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.10%	4.30%	3.90%
Health care cost trend rate - pre-65	6.00%	6.00%	7.00%
Health care cost trend rate - post-65	5.50%	5.00%	6.50%
Prescription drug cost increases	10.50%	11.50%	6.50%